Fair Valuation of Share-Based Compensation	12 Months Ended
Jun. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair Valuation of Share-Based Compensation
Note 24 – Fair Valuation of Share-Based Compensation
LFSP
The Group uses the fair value method in recognizing
share-based
compensation expense. The fair value of each notional share option is estimated on the date of grant using the
Black-Scholes
option pricing model including a range of assumptions.
The weighted average fair value for share options that were outstanding (including issuances in the year) as at June 30, 2022, 2021 and 2020 are as follows:

	Group
	June 30, 2022	June 30, 2021	June 30, 2020
Risk free interest rate	1.56%	1.59%	2.18%
Expected term	0.5 years	1.5 years	2.5 years
Expected volatility	60%	60%	40%
Dividend yield	0.00%	0.00%	0.00%
Grant value fair value per share	$1.19 AUD	$1.36 AUD	$1.44 AUD
Share price	$3.78 AUD	$3.74 AUD	$2.60 AUD
Aggregate intrinsic value of shares vested and not yet exercised (USD)	$524,983	$2,835,795	$2,605,641
The fair value of the underlying ordinary shares considered the price per share paid by investors in the Company’s private financings in addition to independent external valuations obtained. The Group historically has been a private company and lacked company-specific historical and implied volatility information. Therefore, it estimated its expected share volatility based on the historical volatility of its publicly traded peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded share price.
The expected term of the share options has been determined based on an assessment of the estimated timing that employees would either exercise or an entitlement event would occur.
The risk-free interest rate is determined by reference to the appropriate reserve bank yield in effect at the time of grant of the award for time periods approximately equal to the expected term of the award.
Expected dividend yield is based on the fact that the Group has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

SEP
The weighted average fair value for the share appreciation rights under the SEP that were outstanding (including issuances in the year) as at June 30, 2021 and 2020 and at the BCA date (where the entitled was measured) was determined using the following key inputs:

	Group
	Entitlement date (14 January 2022)	June 30, 2021	June 30, 2020
Risk free interest rate	0.05%	0.04%	0.04%
Expected term	0.0 years	0.6 years	1.6 years
Expected volatility	60%	60%	60%
Dividend yield	0.00%	0.00%	0.00%
Indicative share price	$20.94 AUD	$12.13 AUD	$4.44 AUD
Offer value	$3.40 AUD	$3.40 AUD	$4.44 AUD
LTIP
The Group uses the fair value method in recognizing
share-based
compensation expense. The fair value of each notional share option is estimated on the date of grant using the
Black-Scholes
option pricing model including a range of assumptions.
The weighted average fair value for share options that were outstanding (including issuances in the year) as at June 30, 2022 are as follows:

June 30, 2022
Risk free interest rate	2.68%
Expected term	3
Expected volatility	80%
Dividend yield	0
Grant value fair value per share	$6.17
Share price	$6.17
Aggregate intrinsic value of shares vested and not yet exercised (USD)	0
The fair value of the underlying ordinary shares considered the weighted average price per share on the day of grant. The Group historically has been a private company and lacked company-specific historical and implied volatility information. Therefore, it estimated its expected share volatility based on the historical volatility of its publicly traded peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded share price.